Vessels, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessel Cost
Vessel Cost, Beginning Balance	$ 930,011	$ 743,116
Transfers from Advances for vessel acquisitions	82,593	186,895
Vessel Cost,Ending Balance	1,012,604	930,011	743,116
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	(120,010)	(87,760)
Depreciation	(37,394)	(32,250)	(23,637)
Accumulated Depreciation, Ending Balance	(157,404)	(120,010)	(87,760)
Net Book Value
Net Book Value, Beginning Balance	810,001	655,356
Transfers from Advances for vessel acquisitions	82,593	186,895
Depreciation	(37,394)	(32,250)	(23,637)
Net Book Value, Ending Balance	855,200	810,001	655,356
Property Plant And Equipment Collateral For Debt	$ 836,451